MainStay Defensive ETF Allocation Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Investment Companies 94.5%
Equity Funds 19.3%
Health Care Select Sector SPDR Fund	829	$ 111,210
Invesco S&P 500 Equal Weight ETF (a)	2,528	391,537
Invesco S&P 500 Low Volatility ETF	1,752	110,849
iShares Core MSCI EAFE ETF	3,237	225,133
iShares Core S&P Mid-Cap ETF	755	205,662
iShares Core S&P Small-Cap ETF	2,679	281,724
iShares MSCI Japan ETF	5,361	339,995
Materials Select Sector SPDR Fund	1,343	115,122
Schwab U.S. Mid-Cap ETF	608	44,980
SPDR S&P Oil & Gas Exploration & Production ETF (a)	635	90,824
VanEck Oil Services ETF	96	32,999
Vanguard Mid-Cap ETF	886	201,937
Total Equity Funds (Cost $1,957,218)		2,151,972
Fixed Income Funds 75.2%
Invesco Senior Loan ETF (a)	42,085	883,785
iShares 0-5 Year High Yield Corporate Bond ETF	17,395	725,023
iShares 20+ Year Treasury Bond ETF	3,274	327,564
iShares Broad USD High Yield Corporate Bond ETF	11,021	391,686
iShares Broad USD Investment Grade Corporate Bond ETF	23,241	1,163,677
iShares Core U.S. Aggregate Bond ETF	23,901	2,334,650
Schwab U.S. Aggregate Bond ETF (a)	50,803	2,334,906
Vanguard Short-Term Bond ETF (a)	2,889	218,639
Total Fixed Income Funds (Cost $8,988,898)		8,379,930
Total Investment Companies (Cost $10,946,116)		10,531,902
Short-Term Investments 24.7%
Affiliated Investment Company 5.2%
MainStay U.S. Government Liquidity Fund, 5.075% (b)	575,670	575,670
Unaffiliated Investment Company 19.5%
Invesco Government & Agency Portfolio, 5.303% (b)(c)	2,175,707	2,175,707
Total Short-Term Investments (Cost $2,751,377)		2,751,377
Total Investments (Cost $13,697,493)	119.2%	13,283,279
Other Assets, Less Liabilities	(19.2)	(2,135,758)
Net Assets	100.0%	$ 11,147,521

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $2,135,728. The Fund received cash collateral with a value of $2,175,707.
(b)	Current yield as of July 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 935	$ 1,562	$ (1,921)	$ —	$ —	$ 576	$ 10	$ —	576
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 2,151,972	$ —	$ —	$ 2,151,972
Fixed Income Funds	8,379,930	—	—	8,379,930
Total Investment Companies	10,531,902	—	—	10,531,902
Short-Term Investments
Affiliated Investment Company	575,670	—	—	575,670
Unaffiliated Investment Company	2,175,707	—	—	2,175,707
Total Short-Term Investments	2,751,377	—	—	2,751,377
Total Investments in Securities	$ 13,283,279	$ —	$ —	$ 13,283,279

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Conservative ETF Allocation Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Investment Companies 94.5%
Equity Funds 39.2%
Health Care Select Sector SPDR Fund	3,016	$ 404,597
Invesco S&P 500 Equal Weight ETF (a)	10,440	1,616,947
Invesco S&P 500 Low Volatility ETF	6,401	404,991
iShares Core MSCI EAFE ETF	34,738	2,416,028
iShares Core MSCI Emerging Markets ETF	7,833	409,118
iShares Core S&P Mid-Cap ETF	3,883	1,057,729
iShares Core S&P Small-Cap ETF	19,520	2,052,723
iShares MSCI Japan ETF	19,186	1,216,776
Materials Select Sector SPDR Fund	4,850	415,742
Schwab U.S. Mid-Cap ETF	4,533	335,351
SPDR S&P Oil & Gas Exploration & Production ETF (a)	2,237	319,958
VanEck Oil Services ETF	314	107,934
Vanguard Mega Cap ETF	18,756	3,034,721
Vanguard Mega Cap Value ETF (a)	5,678	609,988
Vanguard Mid-Cap ETF (a)	6,299	1,435,668
Total Equity Funds (Cost $13,731,836)		15,838,271
Fixed Income Funds 55.3%
Invesco Senior Loan ETF (a)	104,438	2,193,198
iShares 0-5 Year High Yield Corporate Bond ETF (a)	43,373	1,807,787
iShares 20+ Year Treasury Bond ETF	11,845	1,185,092
iShares Broad USD High Yield Corporate Bond ETF (a)	33,777	1,200,435
iShares Broad USD Investment Grade Corporate Bond ETF	60,479	3,028,183
iShares Core U.S. Aggregate Bond ETF	61,924	6,048,736
Schwab U.S. Aggregate Bond ETF (a)	131,579	6,047,371
Vanguard Short-Term Bond ETF (a)	10,574	800,240
Total Fixed Income Funds (Cost $23,976,043)		22,311,042
Total Investment Companies (Cost $37,707,879)		38,149,313
Short-Term Investments 25.7%
Affiliated Investment Company 5.2%
MainStay U.S. Government Liquidity Fund, 5.075% (b)	2,104,454	2,104,454
Unaffiliated Investment Company 20.5%
Invesco Government & Agency Portfolio, 5.303% (b)(c)	8,247,815	8,247,815
Total Short-Term Investments (Cost $10,352,269)		10,352,269
Total Investments (Cost $48,060,148)	120.2%	48,501,582
Other Assets, Less Liabilities	(20.2)	(8,153,217)
Net Assets	100.0%	$ 40,348,365

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $8,104,607. The Fund received cash collateral with a value of $8,247,815.
(b)	Current yield as of July 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 3,634	$ 3,077	$ (4,607)	$ —	$ —	$ 2,104	$ 35	$ —	2,104
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 15,838,271	$ —	$ —	$ 15,838,271
Fixed Income Funds	22,311,042	—	—	22,311,042
Total Investment Companies	38,149,313	—	—	38,149,313
Short-Term Investments
Affiliated Investment Company	2,104,454	—	—	2,104,454
Unaffiliated Investment Company	8,247,815	—	—	8,247,815
Total Short-Term Investments	10,352,269	—	—	10,352,269
Total Investments in Securities	$ 48,501,582	$ —	$ —	$ 48,501,582

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Moderate ETF Allocation Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Investment Companies 94.6%
Equity Funds 59.1%
Health Care Select Sector SPDR Fund (a)	8,571	$ 1,149,800
Invesco S&P 500 Equal Weight ETF (a)	29,732	4,604,892
Invesco S&P 500 Low Volatility ETF	17,920	1,133,798
iShares Core MSCI EAFE ETF (a)	166,265	11,563,731
iShares Core MSCI Emerging Markets ETF	45,336	2,367,899
iShares Core S&P Mid-Cap ETF	13,642	3,716,081
iShares Core S&P Small-Cap ETF	55,386	5,824,392
iShares MSCI Japan ETF (a)	54,398	3,449,921
Materials Select Sector SPDR Fund (a)	13,721	1,176,164
Schwab U.S. Mid-Cap ETF	25,846	1,912,087
SPDR S&P Oil & Gas Exploration & Production ETF (a)	6,379	912,388
VanEck Oil Services ETF	919	315,897
Vanguard Mega Cap ETF	125,021	20,228,398
Vanguard Mega Cap Value ETF (a)	16,248	1,745,523
Vanguard Mid-Cap ETF (a)	35,850	8,170,932
Total Equity Funds (Cost $58,908,727)		68,271,903
Fixed Income Funds 35.5%
Invesco Senior Loan ETF (a)	162,725	3,417,225
iShares 0-5 Year High Yield Corporate Bond ETF (a)	68,780	2,866,750
iShares 20+ Year Treasury Bond ETF	34,065	3,408,203
iShares Broad USD High Yield Corporate Bond ETF	80,746	2,869,713
iShares Broad USD Investment Grade Corporate Bond ETF	104,066	5,210,585
iShares Core U.S. Aggregate Bond ETF	106,763	10,428,610
Schwab U.S. Aggregate Bond ETF	226,874	10,427,129
Vanguard Short-Term Bond ETF (a)	30,268	2,290,682
Total Fixed Income Funds (Cost $43,312,875)		40,918,897
Total Investment Companies (Cost $102,221,602)		109,190,800
Short-Term Investments 18.3%
Affiliated Investment Company 5.3%
MainStay U.S. Government Liquidity Fund, 5.075% (b)	6,102,597	6,102,597
Unaffiliated Investment Companies 13.0%
Goldman Sachs Financial Square Government Fund, 5.307% (b)(c)	5,000,000	5,000,000

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
Invesco Government & Agency Portfolio, 5.303% (b)(c)	10,064,087	$ 10,064,087
		15,064,087
Total Short-Term Investments (Cost $21,166,684)		21,166,684
Total Investments (Cost $123,388,286)	112.9%	130,357,484
Other Assets, Less Liabilities	(12.9)	(14,910,626)
Net Assets	100.0%	$ 115,446,858

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $14,768,927. The Fund received cash collateral with a value of $15,064,087.
(b)	Current yield as of July 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 9,771	$ 3,538	$ (7,206)	$ —	$ —	$ 6,103	$ 96	$ —	6,103
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 68,271,903	$ —	$ —	$ 68,271,903
Fixed Income Funds	40,918,897	—	—	40,918,897
Total Investment Companies	109,190,800	—	—	109,190,800
Short-Term Investments
Affiliated Investment Company	6,102,597	—	—	6,102,597
Unaffiliated Investment Companies	15,064,087	—	—	15,064,087
Total Short-Term Investments	21,166,684	—	—	21,166,684
Total Investments in Securities	$ 130,357,484	$ —	$ —	$ 130,357,484

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Growth ETF Allocation Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Investment Companies 94.4%
Equity Funds 78.7%
Health Care Select Sector SPDR Fund (a)	6,707	$ 899,744
Invesco S&P 500 Equal Weight ETF (a)	23,139	3,583,768
Invesco S&P 500 Low Volatility ETF	13,978	884,388
iShares Core MSCI EAFE ETF	180,678	12,566,155
iShares Core MSCI Emerging Markets ETF	52,896	2,762,758
iShares Core S&P Mid-Cap ETF	12,643	3,443,953
iShares Core S&P Small-Cap ETF	46,505	4,890,466
iShares MSCI Japan ETF	42,123	2,671,441
Materials Select Sector SPDR Fund	10,569	905,975
Schwab U.S. Mid-Cap ETF (a)	30,146	2,230,201
Schwab U.S. Small-Cap ETF (a)	89,607	4,130,883
SPDR S&P Oil & Gas Exploration & Production ETF (a)	5,040	720,871
VanEck Oil Services ETF	739	254,024
Vanguard Mega Cap ETF	125,321	20,276,938
Vanguard Mega Cap Value ETF (a)	12,656	1,359,634
Vanguard Mid-Cap ETF	42,213	9,621,187
Total Equity Funds (Cost $62,342,766)		71,202,386
Fixed Income Funds 15.7%
Invesco Senior Loan ETF (a)	128,051	2,689,071
iShares 0-5 Year High Yield Corporate Bond ETF (a)	48,536	2,022,981
iShares 20+ Year Treasury Bond ETF	26,989	2,700,249
iShares Broad USD High Yield Corporate Bond ETF (a)	63,264	2,248,403
iShares Broad USD Investment Grade Corporate Bond ETF	10,756	538,553
iShares Core U.S. Aggregate Bond ETF	11,033	1,077,703
Schwab U.S. Aggregate Bond ETF	23,446	1,077,578
Vanguard Short-Term Bond ETF (a)	23,753	1,797,627
Total Fixed Income Funds (Cost $14,309,043)		14,152,165
Total Investment Companies (Cost $76,651,809)		85,354,551
Short-Term Investments 19.9%
Affiliated Investment Company 5.4%
MainStay U.S. Government Liquidity Fund, 5.075% (b)	4,940,715	4,940,715
Unaffiliated Investment Companies 14.5%
Invesco Government & Agency Portfolio, 5.303% (b)(c)	8,089,715	8,089,715
RBC U.S. Government Money Market Fund, 5.304% (b)(c)	3,000,000	3,000,000

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
State Street Institutional US Government Money Market Fund, 5.31% (b)(c)	2,000,000	$ 2,000,000
		13,089,715
Total Short-Term Investments (Cost $18,030,430)		18,030,430
Total Investments (Cost $94,682,239)	114.3%	103,384,981
Other Assets, Less Liabilities	(14.3)	(12,928,087)
Net Assets	100.0%	$ 90,456,894

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $12,905,772; the total market value of collateral held by the Fund was $13,140,256. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $50,541. The Fund received cash collateral with a value of $13,089,715.
(b)	Current yield as of July 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 7,400	$ 3,029	$ (5,488)	$ —	$ —	$ 4,941	$ 74	$ —	4,941
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 71,202,386	$ —	$ —	$ 71,202,386
Fixed Income Funds	14,152,165	—	—	14,152,165
Total Investment Companies	85,354,551	—	—	85,354,551
Short-Term Investments
Affiliated Investment Company	4,940,715	—	—	4,940,715
Unaffiliated Investment Companies	13,089,715	—	—	13,089,715
Total Short-Term Investments	18,030,430	—	—	18,030,430
Total Investments in Securities	$ 103,384,981	$ —	$ —	$ 103,384,981

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Equity ETF Allocation Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Investment Companies 98.8%
Equity Funds 98.8%
Health Care Select Sector SPDR Fund	4,938	$ 662,433
Invesco S&P 500 Equal Weight ETF (a)	17,169	2,659,135
Invesco S&P 500 Low Volatility ETF	10,347	654,655
iShares Core MSCI EAFE ETF	167,164	11,626,256
iShares Core MSCI Emerging Markets ETF	58,552	3,058,171
iShares Core S&P Mid-Cap ETF (a)	9,430	2,568,732
iShares Core S&P Small-Cap ETF	37,182	3,910,059
iShares MSCI Japan ETF	31,479	1,996,398
Materials Select Sector SPDR Fund	7,775	666,473
Schwab U.S. Mid-Cap ETF (a)	22,482	1,663,218
Schwab U.S. Small-Cap ETF	134,292	6,190,861
SPDR S&P Oil & Gas Exploration & Production ETF (a)	3,739	534,789
VanEck Oil Services ETF	542	186,307
Vanguard Mega Cap ETF (a)	134,151	21,705,632
Vanguard Mega Cap Value ETF (a)	9,348	1,004,255
Vanguard Mid-Cap ETF (a)	31,403	7,157,372
Total Investment Companies (Cost $59,005,999)		66,244,746
Short-Term Investments 8.5%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 5.075% (b)	740,799	740,799
Unaffiliated Investment Companies 7.4%
Goldman Sachs Financial Square Government Fund, 5.307% (b)(c)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 5.303% (b)(c)	3,931,502	3,931,502
		4,931,502
Total Short-Term Investments (Cost $5,672,301)		5,672,301
Total Investments (Cost $64,678,300)	107.3%	71,917,047
Other Assets, Less Liabilities	(7.3)	(4,906,474)
Net Assets	100.0%	$ 67,010,573

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $4,858,316. The Fund received cash collateral with a value of $4,931,502.
(b)	Current yield as of July 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,199	$ 2,287	$ (2,745)	$ —	$ —	$ 741	$ 15	$ —	741
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 66,244,746	$ —	$ —	$ 66,244,746
Short-Term Investments
Affiliated Investment Company	740,799	—	—	740,799
Unaffiliated Investment Companies	4,931,502	—	—	4,931,502
Total Short-Term Investments	5,672,301	—	—	5,672,301
Total Investments in Securities	$ 71,917,047	$ —	$ —	$ 71,917,047

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay ESG Multi-Asset Allocation Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 6.3%
Equity Funds 6.3%
Invesco ESG S&P 500 Equal Weight ETF (a)	13,665	$ 325,291
IQ Candriam ESG International Equity ETF (a)	12,954	361,939
IQ Candriam ESG U.S. Large Cap Equity ETF	3,307	132,071
Total Affiliated Investment Companies (Cost $735,075)		819,301
Unaffiliated Investment Companies 93.2%
Equity Funds 53.3%
American Century Sustainable Equity ETF	5,351	305,513
iShares ESG Advanced MSCI EAFE ETF	139	8,671
iShares ESG Advanced MSCI EM ETF (a)	3,490	132,027
iShares ESG Aware MSCI EAFE ETF (a)	17,861	1,335,288
iShares ESG Aware MSCI EM ETF (a)	4,013	134,917
iShares ESG Aware MSCI USA Small-Cap ETF	3,552	132,738
iShares ESG Screened S&P 500 ETF (a)	12,019	418,546
Nuveen ESG Large-Cap Value ETF (a)	16,458	590,513
Nuveen ESG Mid-Cap Growth ETF (a)	14,478	585,201
Nuveen ESG Mid-Cap Value ETF	31,539	970,455
Nuveen ESG Small-Cap ETF (a)	13,462	522,326
SPDR S&P 500 ESG ETF	39,681	1,767,788
Total Equity Funds (Cost $6,497,514)		6,903,983
Fixed Income Funds 39.9%
iShares ESG Advanced High Yield Corporate Bond ETF	9,238	410,537
iShares ESG Advanced Total USD Bond Market ETF (a)	58,788	2,499,078
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	8,377	201,048
Nuveen ESG High Yield Corporate Bond ETF (a)	21,288	440,129
Nuveen ESG U.S. Aggregate Bond ETF (a)	36,537	800,160
Vanguard ESG U.S. Corporate Bond ETF	13,362	827,108
Total Fixed Income Funds (Cost $5,254,327)		5,178,060
Total Unaffiliated Investment Companies (Cost $11,751,841)		12,082,043
Short-Term Investments 16.0%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 5.075% (b)	44,990	44,990
Unaffiliated Investment Companies 15.6%
Invesco Government & Agency Portfolio, 5.303% (b)(c)	1,521,777	1,521,777

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
RBC U.S. Government Money Market Fund, 5.304% (b)(c)	500,000	$ 500,000
		2,021,777
Total Short-Term Investments (Cost $2,066,767)	16.0%	2,066,767
Total Investments (Cost $14,553,683)	115.5%	14,968,111
Other Assets, Less Liabilities	(15.5)	(2,005,656)
Net Assets	100.0%	$ 12,962,455

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $2,017,342; the total market value of collateral held by the Fund was $2,063,564. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $41,787. The Fund received cash collateral with a value of $2,021,777.
(b)	Current yield as of July 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Candriam ESG International Equity ETF	$ 369	$ 61	$ (75)	$ —	$ 7	$ 362	$ 5	$ —	13
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	350	17	(253)	24	(6)	132	1	—	3
MainStay U.S. Government Liquidity Fund	1,099	364	(1,418)	—	—	45	5	—	45
	$1,818	$442	$(1,746)	$24	$1	$539	$11	$—

(a)	Prior to August 31, 2022, known as IQ Candriam ESG U.S. Equity ETF.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
EM—Emerging Markets
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 819,301	$ —	$ —	$ 819,301
Unaffiliated Investment Companies
Equity Funds	6,903,983	—	—	6,903,983
Fixed Income Funds	5,178,060	—	—	5,178,060
Total Unaffiliated Investment Companies	12,082,043	—	—	12,082,043
Short-Term Investments
Affiliated Investment Company	44,990	—	—	44,990
Unaffiliated Investment Companies	2,021,777	—	—	2,021,777
Total Short-Term Investments	2,066,767	—	—	2,066,767
Total Investments in Securities	$ 14,968,111	$ —	$ —	$ 14,968,111

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay CBRE Global Infrastructure Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Australia 7.6%
Atlas Arteria Ltd. (Transportation)	10,265,473	$ 43,302,598
NEXTDC Ltd. (Communications) (a)	1,948,811	16,689,958
Transurban Group (Transportation)	6,442,707	62,057,301
		122,049,857
Canada 6.3%
Canadian National Railway Co. (Transportation)	111,316	13,493,156
Enbridge, Inc. (Midstream / Pipelines)	1,435,126	52,762,225
Pembina Pipeline Corp. (Midstream / Pipelines)	1,099,378	34,807,592
		101,062,973
China 2.5%
China Resources Gas Group Ltd. (Utilities)	4,117,000	14,200,374
ENN Energy Holdings Ltd. (Utilities)	982,357	11,808,841
Guangdong Investment Ltd. (Utilities)	16,486,253	14,247,823
		40,257,038
France 6.4%
Eiffage SA (Transportation)	373,840	38,892,328
Vinci SA (Transportation)	543,468	63,805,649
		102,697,977
Hong Kong 1.0%
CK Infrastructure Holdings Ltd. (Utilities)	3,187,518	16,859,444
Italy 3.4%
Enel SpA (Utilities)	6,825,552	47,069,444
Infrastrutture Wireless Italiane SpA (Communications)	613,551	7,700,551
		54,769,995
Japan 5.2%
Central Japan Railway Co. (Transportation)	393,833	50,203,223
West Japan Railway Co. (Transportation)	796,913	32,730,205
		82,933,428
Mexico 1.6%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	1,335,213	25,440,413
New Zealand 0.4%
Infratil Ltd. (Diversified)	1,076,208	6,650,906
Portugal 1.9%
EDP - Energias de Portugal SA (Utilities)	6,501,011	30,378,412
Spain 7.5%
Aena SME SA (Transportation)	332,811	53,205,596
Cellnex Telecom SA (Communications)	1,666,145	68,037,748
		121,243,344

	Shares	Value
Common Stocks
United Kingdom 4.4%
National Grid plc (Utilities)	3,027,235	$ 40,073,796
Pennon Group plc (Utilities)	1,064,472	9,603,614
SSE plc (Utilities)	995,784	21,539,668
		71,217,078
United States 51.2%
AES Corp. (The) (Utilities)	1,084,499	23,457,713
ALLETE, Inc. (Utilities)	238,538	13,699,237
Ameren Corp. (Utilities)	576,356	49,376,419
American Electric Power Co., Inc. (Utilities)	132,277	11,209,153
American Tower Corp. (Communications)	414,503	78,884,066
Cheniere Energy, Inc. (Midstream / Pipelines)	227,332	36,795,958
CMS Energy Corp. (Utilities)	594,878	36,329,199
Constellation Energy Corp. (Utilities)	133,825	12,934,186
Crown Castle, Inc. (Communications)	345,281	37,390,479
CSX Corp. (Transportation)	1,163,253	38,759,590
Equinix, Inc. (Communications)	24,005	19,442,130
FirstEnergy Corp. (Utilities)	271,786	10,705,651
NextEra Energy Partners LP (Utilities) (b)	194,210	10,574,734
NextEra Energy, Inc. (Utilities)	1,083,064	79,388,591
NiSource, Inc. (Utilities)	730,575	20,339,208
OGE Energy Corp. (Utilities)	670,489	24,238,177
PG&E Corp. (Utilities) (a)	1,467,760	25,847,254
PPL Corp. (Utilities)	1,553,682	42,772,865
Public Service Enterprise Group, Inc. (Utilities)	426,763	26,937,281
Revenir Energy Inc. (Midstream / Pipelines) (a)(c)(d)	5,055	32,959
Revenir Energy Inc. (Midstream / Pipelines) (a)(c)(d)	27,942	182,182
Sempra (Utilities)	284,930	42,460,269
Southern Co. (The) (Utilities)	600,151	43,414,923
Targa Resources Corp. (Midstream / Pipelines)	295,295	24,211,237
Union Pacific Corp. (Transportation)	127,932	29,682,783
WEC Energy Group, Inc. (Utilities)	638,519	57,377,317
Xcel Energy, Inc. (Utilities)	413,510	25,939,482
		822,383,043
Total Common Stocks (Cost $1,537,350,968)		1,597,943,908
Short-Term Investments 0.4%
Affiliated Investment Company 0.1%
United States 0.1%
MainStay U.S. Government Liquidity Fund, 5.075% (e)	1,881,505	1,881,505

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.3%
United States 0.3%
Invesco Government & Agency Portfolio, 5.303% (e)(f)	4,296,548	$ 4,296,548
Total Short-Term Investments (Cost $6,178,053)		6,178,053
Total Investments (Cost $1,543,529,021)	99.8%	1,604,121,961
Other Assets, Less Liabilities	0.2	2,829,619
Net Assets	100.0%	$ 1,606,951,580

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $6,899,218; the total market value of collateral held by the Fund was $7,047,181. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,750,633. The Fund received cash collateral with a value of $4,296,548.
(c)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $215,141, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of July 31, 2023.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,287	$ 86,010	$ (92,415)	$ —	$ —	$ 1,882	$ 133	$ —	1,882

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,597,728,767	$ —	$ 215,141	$ 1,597,943,908
Short-Term Investments
Affiliated Investment Company	1,881,505	—	—	1,881,505
Unaffiliated Investment Company	4,296,548	—	—	4,296,548
Total Short-Term Investments	6,178,053	—	—	6,178,053
Total Investments in Securities	$ 1,603,906,820	$ —	$ 215,141	$ 1,604,121,961

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay CBRE Real Estate Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Community Shopping Centers 4.0%
Brixmor Property Group, Inc.	137,992	$ 3,137,938
Kite Realty Group Trust	117,275	2,683,252
Regency Centers Corp.	64,382	4,218,952
Retail Opportunity Investments Corp.	137,439	2,024,477
		12,064,619
Enclosed Malls 4.7%
Macerich Co. (The)	178,328	2,273,682
Simon Property Group, Inc.	94,461	11,769,840
		14,043,522
Healthcare Facilities 12.2%
Alexandria Real Estate Equities, Inc.	92,077	11,572,238
Healthpeak Properties, Inc.	364,516	7,957,384
Ventas, Inc.	34,054	1,652,300
Welltower, Inc.	189,315	15,552,227
		36,734,149
Hotels 5.0%
Hilton Worldwide Holdings, Inc.	21,246	3,303,540
Hyatt Hotels Corp., Class A	24,349	3,076,496
Park Hotels & Resorts, Inc.	348,055	4,743,990
Sunstone Hotel Investors, Inc.	395,162	4,026,701
		15,150,727
Industrial Properties 12.2%
Americold Realty Trust, Inc.	169,481	5,494,574
Prologis, Inc.	164,469	20,517,508
Rexford Industrial Realty, Inc.	189,827	10,457,569
		36,469,651
Net Lease Properties 8.0%
Broadstone Net Lease, Inc.	284,974	4,645,076
EPR Properties	67,507	3,013,513
Four Corners Property Trust, Inc.	117,307	3,085,174
NETSTREIT Corp.	184,488	3,300,490
Spirit Realty Capital, Inc.	125,078	5,044,396
VICI Properties, Inc.	153,871	4,843,859
		23,932,508
Residential 19.5%
Apartment Income REIT Corp.	190,376	6,575,587
Camden Property Trust	72,795	7,941,207
Essex Property Trust, Inc.	28,665	6,981,361
Independence Realty Trust, Inc.	246,328	4,197,429
Invitation Homes, Inc.	205,868	7,308,314
NexPoint Residential Trust, Inc.	45,721	1,900,165
Sun Communities, Inc.	85,497	11,140,259
Tricon Residential, Inc.	426,086	3,975,382

	Shares	Value
Common Stocks
Residential
UDR, Inc.	151,248	$ 6,183,018
Veris Residential, Inc. (a)	126,103	2,355,604
		58,558,326
Self Storage Property 10.8%
CubeSmart	265,185	11,498,422
Extra Space Storage, Inc.	58,383	8,148,515
Public Storage	45,512	12,823,006
		32,469,943
Technology Datacenters 8.6%
Digital Realty Trust, Inc.	38,001	4,735,685
Equinix, Inc.	25,830	20,920,233
		25,655,918
Technology Towers 13.2%
American Tower Corp.	101,673	19,349,389
Crown Castle, Inc.	156,647	16,963,304
SBA Communications Corp.	15,513	3,396,571
		39,709,264
Timber 1.0%
Weyerhaeuser Co.	88,846	3,026,095
Total Common Stocks (Cost $275,796,236)		297,814,722
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 5.075% (b)	2,061,636	2,061,636
Total Short-Term Investment (Cost $2,061,636)		2,061,636
Total Investments (Cost $277,857,872)	99.9%	299,876,358
Other Assets, Less Liabilities	0.1	186,257
Net Assets	100.0%	$ 300,062,615

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2023.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 474	$ 12,871	$ (11,283)	$ —	$ —	$ 2,062	$ 17	$ —	2,062
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 297,814,722	$ —	$ —	$ 297,814,722
Short-Term Investment
Affiliated Investment Company	2,061,636	—	—	2,061,636
Total Investments in Securities	$ 299,876,358	$ —	$ —	$ 299,876,358

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds Trust
Notes to Portfolios of Investments July 31, 2023 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the MainStay Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2023, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2023, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy. No foreign equity securities held by the Funds as of July 31, 2023 were fair valued in such a manner.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Funds as of July 31, 2023, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of July 31, 2023, and can change at any time. Illiquid investments as of July 31, 2023, are shown in the Portfolio of Investments.